                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chesley, Taft & Associates, LLC
Address:   10 South LaSalle Street, Suite 3250
           Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Faris F. Chesley
Title:   Manager
Phone:   312/873-1260

Signature, Place, and Date of Signing:


/s/ Faris F. Chesley                    Chicago, Illinois   October 10, 2006
-------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   133

Form 13F Information Table Value Total:   366868
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                           FORM 13F INFORMATION TABLE

FORM 13F

     30-Sep-06

                                                                                                               Voting Authority
                                                             Value   Shares/  Sh/  Put/  Invstmt    Other   ----------------------
Name of Issuer                  Title of class    CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers   Sole   Shared   None
--------------                  --------------  ---------  --------  -------  ---  ----  -------  --------  ------  ------  ------
3M Company                           COM        88579y101     10169   136642   SH          Sole              46007           90605
AON Corp                             COM        037389103       123     3640   SH          Sole               2340            1300
AT&T Inc. - (New)                    COM        00206R102       181     5571   SH          Sole               2065            3506
Abbott Labs                          COM        002824100      1270    26158   SH          Sole              18488            7670
Accenture, Ltd.                      COM        G1150G111      2435    76800   SH          Sole              69500            7300
Adobe Systems Inc.                   COM        00724F101      2851    76115   SH          Sole              68590            7525
Advance Auto Parts, Inc.             COM        00751Y106       519    15750   SH          Sole              12150            3600
Alcon Inc.                           COM        h01301102       218     1900   SH          Sole                400            1500
Altera Corp                          COM        021441100       406    22078   SH          Sole              22078
Altria Group Inc.                    COM        02209s103       481     6281   SH          Sole               5981             300
American Express                     COM        025816109       482     8600   SH          Sole               8000             600
American International Group         COM        026874107      6946   104830   SH          Sole               5820           99010
Amgen, Inc.                          COM        031162100      8805   123100   SH          Sole              53365           69705
Amphenol Corporation                 COM        032095101     10183   164420   SH          Sole              56870          107550
Anadarko Petroleum                   COM        032511107       259     5900   SH          Sole                               5900
Anixter International, Inc.          COM        035290105       209     3700   SH          Sole                               3700
Apache Corp                          COM        037411105       725    11475   SH          Sole              10525             950
Apple Computer, Inc.                 COM        037833100      2644    34350   SH          Sole              31620            2700
Autodesk, Inc.                       COM        052769106      3333    95842   SH          Sole              85792           10050
BP PLC ADR United Kingdom            COM        055622104      5234    79808   SH          Sole               8641           71167
Bank of America Corporation          COM        060505104     10855   202630   SH          Sole              44472          158158
Becton Dickinson & Company           COM        075887109       297     4200   SH          Sole               4200
Bed Bath & Beyond, Inc.              COM        075896100      3066    80140   SH          Sole              67390           12750
CACI International, Inc.             COM        127190304      6804   123685   SH          Sole              34400           89285
Capital One Financial Corp           COM        14040H105       260     3300   SH          Sole               2950             350
Caremark RX Inc                      COM        141705103     10990   193928   SH          Sole              63030          130858
Caterpillar Inc.                     COM        149123101       211     3200   SH          Sole               3200

ChevronTexaco Corp                   COM        166764100      4166    64223   SH          Sole              40151           24072
Cisco Systems                        COM        17275R102      1999    87003   SH          Sole              70778           16225
Citigroup Inc.                       COM        172967101      1002    20177   SH          Sole              12360            7817
Coca-Cola Co                         COM        191216100       489    10945   SH          Sole               9270            1675
Cognizant Technology Solutions       COM        192446102      5590    75530   SH          Sole              64975           10525
Cognos, Inc.                         COM        19244c109      1055    28900   SH          Sole              25450            3450
Colgate Palmolive Company            COM        194162103       325     5230   SH          Sole               5005             225
Consolidated Communications Ho       COM        209034107       217    11600   SH          Sole              11600
Consolidated-Tomoka Land Co.         COM        210226106       309     4809   SH          Sole                               4809
Constellation Brands, Inc.           COM        21036P108      5332   185280   SH          Sole               3000          182280
Covance, Inc.                        COM        222816100      8968   135100   SH          Sole              39400           95700
Danaher Corp                         COM        235851102      7662   111570   SH          Sole              46115           65425
Devon Energy Corporation             COM        25179m103       437     6920   SH          Sole               6620             300
Dow Chemical Corporation             COM        260543103       316     8100   SH          Sole               3500            4600
EMC Corporation                      COM        268648102      3807   317800   SH          Sole              42550          275250
Ecolab Inc.                          COM        278865100      1684    39325   SH          Sole              31100            8225
Emerson Electric                     COM        291011104       524     6250   SH          Sole               3850            2400
Express Scripts Inc Cl A             COM        302182100      5682    75308   SH          Sole              66158            9125
Exxon Mobil Corp                     COM        30231g102      9190   136962   SH          Sole              36604          100358
FedEx Corp                           COM        31428x106      8167    75143   SH          Sole              20518           54605
Fiserv Inc.                          COM        337738108       289     6137   SH          Sole               6137
Fisher Scientific Internationa       COM        338032204     10423   133220   SH          Sole              31745          101475
Freddie Mac                          COM        313400301       363     5475   SH          Sole               4475            1000
Genentech Inc.                       COM        368710406      5271    63740   SH          Sole              26165           37550
General Electric Co.                 COM        369604103     10760   304826   SH          Sole             116633          188193
Glaxosmithkline PLC ADRF             COM        37733W105      1421    26701   SH          Sole               8751           17950
Goldman Sachs Group, Inc.            COM        38141G104      4107    24275   SH          Sole              21350            2925
Grainger WW Inc                      COM        384802104       352     5255   SH          Sole               3555            1700
Harley Davidson Inc.                 COM        412822108      1004    15996   SH          Sole              11896            4100
Hess Corporation                     COM        42809H107       235     5676   SH          Sole               5676
Hewlett-Packard Company              COM        428236103      4726   128814   SH          Sole               2364          126450
Honeywell International              COM        438516106       911    22280   SH          Sole                              22280
Hormel Foods Corp                    COM        440452100       252     7000   SH          Sole                               7000
Illinois Tool Works, Inc.            COM        452308109      3685    82082   SH          Sole              72282            9750
Intel Corporation                    COM        458140100       448    21800   SH          Sole              15400            6400
International Business Machine       COM        459200101       702     8570   SH          Sole               1122            7448
JPMorgan Chase & Co.                 COM        46625h100      8825   187929   SH          Sole              29995          157884

Jacobs Engineering                   COM        469814107      3259    43613   SH          Sole              40863            2750
Johnson & Johnson                    COM        478160104      8720   134281   SH          Sole              48969           85282
Johnson Controls, Inc.               COM        478366107      3570    49763   SH          Sole              42363            7400
Kimberly Clark Corporation           COM        494368103       694    10620   SH          Sole               6520            4100
L-3 Communications Holdings, I       COM        502424104       993    12680   SH          Sole              11830             850
Linear Technology Corp               COM        535678106       379    12180   SH          Sole              12180
Lowes Companies Inc.                 COM        548661107      1376    49030   SH          Sole              40950            8080
Marvell Technology Group Ltd.        COM        G5876H105      1898    98010   SH          Sole              87990           10020
McDonalds Corporation                COM        580135101       341     8709   SH          Sole               7803             906
Medtronic Inc.                       COM        585055106      3587    77239   SH          Sole              64669           12520
Merck                                COM        589331107       286     6825   SH          Sole               6825
Microsoft Corporation                COM        594918104      2506    91618   SH          Sole              61934           29684
National Fuel Gas Co                 COM        636180101       473    13000   SH          Sole                              13000
Northern Trust Company               COM        665859104      1098    18786   SH          Sole               8436           10350
O.T. Mining Corporation              COM        671061109       110    30000   SH          Sole                              30000
Omnicom Group                        COM        681919106      1657    17705   SH          Sole              14340            3365
Paychex Inc.                         COM        704326107       701    19022   SH          Sole              16907            2115
Pepsico Inc.                         COM        713448108      2325    35631   SH          Sole              23631           12000
Pfizer, Inc                          COM        717081103      2725    96074   SH          Sole              47143           48931
PrivateBancorp, Inc.                 COM        742962103       994    21750   SH          Sole               9500           12250
Procter & Gamble Company             COM        742718109      9885   159489   SH          Sole              53389          106065
Qualcomm Inc.                        COM        747525103      1191    32775   SH          Sole              25950            6825
Quest Diagnostics, Inc.              COM        74834l100      5436    88875   SH          Sole                              88875
Royal Dutch Shell PLC ADR CL A       COM        780259206       497     7521   SH          Sole               1221            6300
SLM Corp                             COM        78442P106      1426    27440   SH          Sole              24415            3025
SRA International, Inc.              COM        78464R105       386    12830   SH          Sole               8700            4130
Sara Lee Corp                        COM        803111103       336    20911   SH          Sole              18711            2200
Schlumberger Ltd                     COM        806857108       544     8776   SH          Sole               6976            1800
Sprint Nextel Corporation            COM        852061100       240    13995   SH          Sole               4375            9620
St. Jude Medical                     COM        790849103      1474    41770   SH          Sole              36820            4950
Starbucks Corp                       COM        855244109      5996   176106   SH          Sole             160406           15630
State Street Corporation             COM        857477103       237     3800   SH          Sole               3150             650
Stericycle Inc.                      COM        858912108      4178    59865   SH          Sole              53360            6475
Stryker Corporation                  COM        863667101      3860    77830   SH          Sole              12220           65610
Suntrust Banks Inc                   COM        867914103       282     3650   SH          Sole                350            3300
Sysco Corp                           COM        871829107      5172   154618   SH          Sole             104693           49925
T Rowe & Associates                  COM        74144T108      1767    36930   SH          Sole              31530            5400

Target Corporation                   COM        87612e106      1566    28350   SH          Sole              22925            5425
Teva Pharmaceutical Industries       COM        881624209      1369    40150   SH          Sole              31325            8825
Texas Instruments Inc.               COM        882508104      9001   270715   SH          Sole              93750          176905
The PMI Group, Inc.                  COM        69344M101      3163    72200   SH          Sole               1500           70700
Transocean Sedco Forex Inc.          COM        G90078109       266     3630   SH          Sole               2830             800
UTi Worldwide, Inc.                  COM        G87210103      2493    89145   SH          Sole              77295           11850
United Technologies Corp             COM        913017109       298     4710   SH          Sole               3310            1400
UnitedHealth Group, Inc.             COM        91324p102      1017    20675   SH          Sole              16675            4000
Verizon Communications               COM        92343V104       159     4282   SH          Sole               1686            2596
Videorec Technologies-Private        COM        926990656         0    18438   SH          Sole                              18438
Wachovia Corp                        COM        929903102       709    12700   SH          Sole               8400            4300
Wal Mart Stores, Inc.                COM        931142103       720    14590   SH          Sole              10575            4015
Walgreen Co                          COM        931422109     13191   297164   SH          Sole              86776          210348
Wells Fargo & Co.-New                COM        949746101     13461   372068   SH          Sole             141878          230130
Whole Foods Mkt Inc                  COM        966837106      2295    38610   SH          Sole              35870            2700
William Wrigley Jr Co                COM        982526105       222     4815   SH          Sole                               4815
Williams Companies                   COM        969457100       239    10000   SH          Sole                              10000
Zimmer Holdings, Inc.                COM        98956P102      1612    23875   SH          Sole              13350           10525
Japan Equity Fund                    ETF        471057109        81    10000   SH          Sole                              10000
SPDR Trust, Series 1                 ETF        78462f103      1091     8165   SH          Sole               3930            4235
iShares Lehman Aggregate Bond        ETF        464287226       233     2325   SH          Sole               1825             500
iShares Lehman US Treasury INF       ETF        464287176       919     9085   SH          Sole               3835            5250
iShares MSCI Emerging Mkt            ETF        464287234      2641    27293   SH          Sole               8278           19015
iShares MSCI Japan Index Fund        ETF        464286848       156    11500   SH          Sole               4000            7500
iShares Russell Midcap Index F       ETF        464287499       336     3607   SH          Sole               3607
iShares S&P Smallcap 600 Index       ETF        464287804      1632    26620   SH          Sole              19645            6975
iShares Tr Lehman 1-3 Year           ETF        464287457       235     2925   SH          Sole               2125             800
iShares Trust MSCI EAFE Index        ETF        464287465      9977   147257   SH          Sole              84300           62957
iShares Trust S&P MidCap 400 I       ETF        464287507      2523    33441   SH          Sole              29575            3866
Barclays Bank PLC Pfd.               PFD        06739f390      1801    69500   SH          Sole              43000           26500
HSBC Holdings PLC Series A           PFD        404280604       626    25000   SH          Sole                              25000
Royal Bk Scotland Group Plc 6.       PFD        780097796      1586    62400   SH          Sole               4000           58400
REPORT SUMMARY                                  133 DATA     366868             0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                                 RECORDS

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.